Note 32 - Independent auditor fees (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
	Year ended December 31,
	2025		2024	2023
	PwC	FM	EY	PwC
Audit fees	3,879	1,497	4,569	4,386
Audit-related fees	255	25	51	273
Tax fees	18	-	78	148
All other fees	2	-	-	14
Total	4,154	1,522	4,698	4,821